Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

(in thousands of $)	Acquired R&D available for use	Acquired In- Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2022	$—	$70,180	$3,353	$99,058	$172,591
Additions	—	—	992	102,000	102,992
Disposals	—	—	(5)	—	(5)
Derecognition	—	—	—	(99,058)	(99,058)
On December 31, 2022	—	$70,180	$4,340	$102,000	$176,519
Additions	56,000	—	—	—	56,000
Derecognition	—	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—	—
On December 31, 2023	108,931	$17,249	$4,340	$—	$130,520
Additions	36,500	30,000	—	—	66,500
On December 31, 2024	$145,431	$47,249	$4,340	$—	$197,020

Amortization and impairment

On January 1, 2022	$—	$—	$(907)	$—	$(907)
Amortization	—	—	(711)	(99,058)	(99,768)
Derecognition	—	—	—	99,058	99,058
On December 31, 2022	—	$—	$(1,618)	$—	$(1,618)
Amortization	(3,392)	—	(282)	(102,000)	(105,674)
Derecognition	—	—	—	102,000	102,000
On December 31, 2023	(3,392)	$—	$(1,900)	$—	$(5,292)
Amortization	(10,069)	—	(213)		(10,282)
Derecognition	—	—	—	—	—
On December 31, 2024	$(13,461)	$—	$(2,113)	$—	$(15,575)

Carrying Amount

On December 31, 2022	$—	$70,180	$2,722	$102,000	$174,901
On December 31, 2023	105,539	17,249	2,440	—	125,228
On December 31, 2024	$131,970	$47,249	$2,226	$—	$181,445